Joint Venture and Redeemable Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Joint Venture And Non Controlling Interest [Abstract]
Schedule of Change in Redeemable Non-Controlling Interest

The following table sets forth the change in redeemable non-controlling interest for years ended December 31, 2020 and 2019 (amounts in thousands):

Redeemable Non-Controlling Interest
Balance at December 31, 2018	$1,690
Net income attributable to redeemable non-controlling interest in consolidated JV	20

Balance at December 31, 2019	$1,710
Net loss attributable to redeemable non-controlling interest in consolidated JV	(6)

Balance at December 31, 2020	$1,704